Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($)	[2]	Dec. 31, 2020 MXN ($)
Classes of current inventories [abstract]
Finished products		$ 3,996					$ 3,694
Raw materials		3,657					3,224
Non strategic spare parts		1,006					934
Inventories in transit		1,340					1,284
Packing materials		240					271
Other		299					320
Total		10,538	[1]		$ 489		$ 9,727
Changes in inventories of finished goods and work in progress	$ 23,901	24,676		$ 21,457
Raw materials and consumables used	76,002	79,520		75,078
Total	$ 99,903	$ 104,196		$ 96,535

[1]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3